Unaudited Condensed Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Statement of financial position [abstract]
Cash and cash equivalents	R$ 6,108,366	R$ 3,863,395
Financial assets	40,181,881	32,933,941
Financial assets measured at fair value through profit or loss	443,431	71,451
Financial Investments	418,464	42,435
Derivative financial instruments	24,967	29,016
Financial assets measured at fair value through other comprehensive income	3,203,466	3,000,551
Financial Investments	3,203,466	3,000,551
Financial assets measured at amortized cost	36,534,984	29,861,939
Financial investments	2,509,765	2,891,089
Trade receivables	3,766,854	4,146,321
Consumer Loans	27,436,458	20,913,519
Other receivables	2,821,907	1,911,010
Prepaid expenses	283,372	273,755
Other assets	170,514	19,173
Tax assets	3,909,975	3,609,417
Current income tax assets	1,632,808	1,533,487
Deferred tax assets	2,277,167	2,075,930
Legal deposits	90,650	1,370
Property, plant and equipment	117,115	110,784
Right of use assets – leases	30,734	35,462
Intangible assets	1,278,700	1,138,811
TOTAL ASSETS	52,171,307	41,986,108
LIABILITIES
Financial liabilities measured at fair value through profit or loss	20,522	15,751
Derivative financial instruments	20,522	15,751
Financial liabilities measured at amortized cost	44,458,979	36,287,500
Third-party funds	35,831,663	29,974,830
Trade payables	6,536,378	5,497,113
Obligations to FIDC FGTS quota holders	2,090,938	815,557
Labor obligations	544,878	594,918
Taxes payable	481,989	826,498
Deferred tax liabilities	21,768	37,791
Lease liability	39,953	45,171
Provision for legal and administrative claims	288,875	254,723
Other liabilities	2,419	33,842
Total Liabilities	45,859,383	38,096,194
Equity	6,311,924	3,889,914
Share premium reserve	4,622,647	2,589,934
Treasury shares	(260)
Capital reserve	99,025	131,325
Fair value reserve	3,116	3,507
Retained earnings	1,584,711	1,148,018
Non-Controlling interests	2,685	17,130
TOTAL EQUITY AND LIABILITIES	R$ 52,171,307	R$ 41,986,108